UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MID CAP STOCK FUND, INC. March 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.98%

Aerospace & Defense 1.65%

Esterline Technologies Corp.*	360,300	$27,275
Textron, Inc.	459,400	13,695

Total		40,970

Automobiles 0.51%

Harley-Davidson, Inc.	239,800	12,781

Beverages 0.55%

Beam, Inc.	216,400	13,750

Capital Markets 4.40%

Affiliated Managers Group, Inc.*	141,600	21,746
Ares Capital Corp.	1,627,500	29,458
Lazard Ltd. Class A	319,000	10,887
Raymond James Financial, Inc.	677,821	31,248
TD Ameritrade Holding Corp.	775,000	15,980

Total		109,319

Chemicals 4.59%

Ashland, Inc.	452,500	33,621
Axiall Corp.	392,000	24,367
Celanese Corp. Series A	199,300	8,779
CF Industries Holdings, Inc.	65,600	12,488
Chemtura Corp.*	1,016,000	21,956
International Flavors & Fragrances, Inc.	164,400	12,604

Total		113,815

Commercial Banks 8.47%

CIT Group, Inc.*	1,019,000	44,306
City National Corp.	376,000	22,150
Comerica, Inc.	797,200	28,660
Fifth Third Bancorp	1,665,000	27,156
M&T Bank Corp.	275,000	28,369
Signature Bank*	150,000	11,814
SunTrust Banks, Inc.	1,089,000	31,374
Zions Bancorporation	655,500	16,381

Total		210,210

Commercial Services & Supplies 0.57%

Tyco International Ltd. (Switzerland)(a)	442,000	14,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MID CAP STOCK FUND, INC. March 28, 2013

Investments	Shares	Fair Value (000)

Computers & Peripherals 1.16%

NCR Corp.*	469,700	$12,945
NetApp, Inc.*	460,700	15,738

Total		28,683

Construction & Engineering 3.37%

Jacobs Engineering Group, Inc.*	764,859	43,016
URS Corp.	858,600	40,706

Total		83,722

Consumer Finance 0.24%

Discover Financial Services	134,500	6,031

Containers & Packaging 1.87%

Ball Corp.	241,000	11,466
Rock-Tenn Co. Class A	277,000	25,703
Sealed Air Corp.	380,000	9,162

Total		46,331

Electric: Utilities 3.86%

Edison International	581,000	29,236
ITC Holdings Corp.	149,000	13,300
NV Energy, Inc.	1,237,800	24,793
PPL Corp.	906,700	28,389

Total		95,718

Electrical Equipment 1.35%

Eaton Corp. plc (Ireland)(a)	549,000	33,626

Electronic Equipment, Instruments & Components 3.34%

Anixter International, Inc.	506,000	35,380
Arrow Electronics, Inc.*	576,000	23,397
TE Connectivity Ltd. (Switzerland)(a)	573,800	24,059

Total		82,836

Energy Equipment & Services 4.29%

Atwood Oceanics, Inc.*	285,000	14,974
Cameron International Corp.*	245,000	15,974
Nabors Industries Ltd.	773,400	12,544
Rowan Cos., plc Class A*	465,800	16,471
Superior Energy Services, Inc.*	1,210,000	31,424
Tidewater, Inc.	298,000	15,049

Total		106,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MID CAP STOCK FUND, INC. March 28, 2013

Investments	Shares	Fair Value (000)

Food Products 2.31%

Bunge Ltd.	495,000	$36,546
Kellogg Co.	204,000	13,144
Pinnacle Foods, Inc.*	347,252	7,712

Total		57,402

Health Care Equipment & Supplies 0.52%

Hologic, Inc.*	567,500	12,826

Health Care Providers & Services 5.68%

CIGNA Corp.	625,000	38,981
Community Health Systems, Inc.	672,000	31,846
DaVita HealthCare Partners, Inc.*	120,000	14,231
Humana, Inc.	240,000	16,587
Laboratory Corp. of America Holdings*	240,000	21,648
Universal Health Services, Inc.
Class B	275,000	17,564

Total		140,857

Hotels, Restaurants & Leisure 0.56%

Hyatt Hotels Corp. Class A*	319,000	13,790

Household Durables 1.04%

Tupperware Brands Corp.	314,300	25,691

Information Technology Services 1.38%

Fidelity National Information Services, Inc.	866,400	34,327

Insurance 9.81%

ACE Ltd. (Switzerland)(a)	387,000	34,431
Allstate Corp. (The)	472,100	23,166
Brown & Brown, Inc.	409,900	13,133
Everest Re Group Ltd.	262,500	34,088
Hartford Financial Services Group, Inc.	1,420,000	36,636
Lincoln National Corp.	738,000	24,066
Marsh & McLennan Cos., Inc.	496,600	18,856
PartnerRe Ltd.	264,000	24,581
XL Group plc (Ireland)(a)	1,138,000	34,482

Total		243,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MID CAP STOCK FUND, INC. March 28, 2013

Investments	Shares	Fair Value (000)

Internet Software & Services 0.22%

Monster Worldwide, Inc.*	1,095,000	$5,552

Life Sciences Tools & Services 2.05%

Agilent Technologies, Inc.	203,545	8,543
Life Technologies Corp.*	374,000	24,171
PerkinElmer, Inc.	542,300	18,243

Total		50,957

Machinery 3.34%

Dover Corp.	371,200	27,053
IDEX Corp.	434,000	23,185
Kennametal, Inc.	330,000	12,883
Pentair Ltd. (Switzerland)(a)	375,000	19,781

Total		82,902

Media 2.27%

Discovery Communications, Inc. Class A*	155,600	12,252
Interpublic Group of Cos., Inc. (The)	3,380,000	44,041

Total		56,293

Metals & Mining 2.18%

Allegheny Technologies, Inc.	761,000	24,131
Reliance Steel & Aluminum Co.	422,000	30,034

Total		54,165

Multi-Line Retail 1.26%

Macy’s, Inc.	749,600	31,363

Multi-Utilities 2.30%

CMS Energy Corp.	1,117,000	31,209
PG&E Corp.	292,000	13,003
Wisconsin Energy Corp.	300,000	12,867

Total		57,079

Oil, Gas & Consumable Fuels 4.16%

Noble Energy, Inc.	209,000	24,173
QEP Resources, Inc.	787,000	25,058
Range Resources Corp.	153,000	12,399
Tesoro Corp.	176,500	10,334
Valero Energy Corp.	685,000	31,161

Total		103,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MID CAP STOCK FUND, INC. March 28, 2013

Investments	Shares	Fair Value (000)

Paper & Forest Products 0.88%

International Paper Co.	469,000	$21,846

Personal Products 0.40%

Avon Products, Inc.	479,567	9,941

Pharmaceuticals 2.70%

Actavis, Inc.*	331,800	30,562
Mylan, Inc.*	1,259,000	36,436

Total		66,998

Real Estate Investment Trusts 6.06%

Alexandria Real Estate Equities, Inc.	146,000	10,363
American Campus Communities, Inc.	174,000	7,889
BioMed Realty Trust, Inc.	625,000	13,500
Brandywine Realty Trust	432,600	6,424
Camden Property Trust	95,500	6,559
Liberty Property Trust	604,901	24,045
Macerich Co. (The)	325,000	20,923
Ventas, Inc.	279,500	20,459
Vornado Realty Trust	246,173	20,590
Weingarten Realty Investors	199,800	6,304
Weyerhaeuser Co.	421,500	13,227

Total		150,283

Real Estate Management & Development 1.85%

Jones Lang LaSalle, Inc.	462,000	45,927

Road & Rail 1.35%

Hertz Global Holdings, Inc.*	557,000	12,399
Ryder System, Inc.	354,000	21,151

Total		33,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MID CAP STOCK FUND, INC. March 28, 2013

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 2.44%

Analog Devices, Inc.	584,000	$27,150
Broadcom Corp. Class A	389,000	13,487
NXP Semiconductors NV (Netherlands)*(a)	249,600	7,553
Xilinx, Inc.	323,700	12,355

Total		60,545

Software 0.51%

Adobe Systems, Inc.*	288,900	12,570

Specialty Retail 2.36%

Abercrombie & Fitch Co. Class A	479,900	22,171
Genesco, Inc.*	112,900	6,784
Pier 1 Imports, Inc.	748,000	17,204
Tiffany & Co.	177,300	12,330

Total		58,489

Trading Companies & Distributors 1.13%

WESCO International, Inc.*	386,600	28,071

Total Common Stocks
(cost $1,964,290,063)		2,456,360

Principal Amount (000)

SHORT-TERM INVESTMENT 1.17%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $10,875,000 of Federal Home Loan Bank at 0.28% due 11/4/2013 and $18,825,000 of Federal Home Loan Bank at 0.30% due 11/15/2013; value: $29,737,125; proceeds: $29,151,991 (cost $29,151,958)	$29,152	29,152

Total Investments in Securities 100.15% (cost $1,993,442,021)	2,485,512

Liabilites in Excess of Cash and Other Assets (0.15)%	(3,842)
Net Assets 100.00%	$2,481,670

* Non-income producing security.
(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund (the “Fund,”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b) Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,456,360	$—	$—	$2,456,360
Repurchase Agreement	—	29,152	—	29,152

Total	$2,456,360	$29,152	$—	$2,485,512

* See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

3. FEDERAL TAX INFORMATION

As of March 28, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,995,573,021

Gross unrealized gain	498,221,530
Gross unrealized loss	(8,282,416)

Net unrealized security gain	$489,939,114

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: May 20, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: May 20, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 20, 2013